PRINCIPAL ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥) item
PRINCIPAL ACCOUNTING POLICIES
Transaction price allocated to remaining performance obligations | ¥	¥ 115.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
PRINCIPAL ACCOUNTING POLICIES
Remaining performance obligation expected to recognize (as a percent)	100.00%
Period of remaining performance obligation expected to recognize (in months)	12 months
Consumers ("2C"), Transaction facilitation revenue
PRINCIPAL ACCOUNTING POLICIES
Number of performance obligation types identified | item	3